SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to December 31, 2024 to the date of April 21, 2025, these consolidated financial statements were issued.

On January 16, 2025, the Company received a written notice of noncompliance (the “Notice”) from Nasdaq, notifying that the Company failed to comply with the minimum stockholders’ equity requirement under Nasdaq Listing Rule 5550(b)(1) for continued listing on the Nasdaq Capital Market. The Notice had no immediate effect but, before March 3, 2025, the Company was required to submit a plan to regain compliance with the minimum stockholders’ equity standard. Otherwise, after the date, subject to other requirements and conditions, the Company may proceed to delisting procedures. As of the date of the consolidated financial statements, the stockholders’ equity of the Company is still below the minimum stockholders’ equity standard.

On January 27, 2025, VS Media SG entered into a share purchase agreement with an independent individual to purchase 21% equity interest of S T Meng Pte Ltd., a limited liability company incorporated in Republic of Singapore, in the consideration of 1,500,000 Class A Ordinary Shares of the Company at the current market price of $1.25 per share. This transaction was approved by the board of directors of the Company and completed on February 14, 2025.

On March 18, 2025, the Company entered a non-binding term sheet with an independent institutional investor offering to issue an aggregate of 65,000,000 shares of Class A Ordinary Share at a purchase price of $[*] per share to raise a gross proceeds of approximately $15 million.